Related Party Transactions (Details) - Schedule of Related Parties - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Dr. Chi Sing Chiu [Member]
Related Party Transaction [Line Items]
Related party relationship	The controlling shareholder and chairman of the board of director of the Company
Dr. Chi Sing Chiu [Member] | Collection of Loan to Related Party [Member]
Related Party Transaction [Line Items]
Related party relationship			Chairman of the Board and controlling shareholder of the Company
Related party - purchase	$ 430,121
Ms. Woon Bing Yeung [Member]
Related Party Transaction [Line Items]
Related party relationship	A shareholder of the Company and spouse of Dr. Chi Sing Chiu
Ms. Woon Bing Yeung [Member] | Repayment of Loan From Related Party [Member]
Related Party Transaction [Line Items]
Related party relationship			A shareholder of the Company and spouse of Dr. Chi Sing Chiu
Related party - purchase		215,388
Dongguan Concord Internet of Things Seienct Technology.Ltd (“Dongguan Concord Internet”) [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by Dr. Chi Sing Chiu
Dongguan Concord Internet [Member]
Related Party Transaction [Line Items]
Related party relationship			An entity controlled by Dr. Chi Sing Chiu
Related party - purchase	$ 48,164
Dongguan Concord Internet [Member] | Purchases From Related Party [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by Dr. Chi Sing Chiu
Related party - purchase		$ 32,846